UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value

California (1.1%)

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/2/2015) (Republic Svcs., Inc.), Ser. A, 0.6s, 8/1/23	BBB+	$2,000,000	$2,000,000

			2,000,000
Delaware (0.6%)

DE River & Bay Auth. Rev. Bonds, Ser. A, 5s, 1/1/42	A1	1,000,000	1,102,280

			1,102,280
Guam (1.8%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,125,000	1,235,374

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,122,130

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	450,000	498,965

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	552,570

			3,409,039
Indiana (0.8%)

IN State Fin. Auth. VRDN, Ser. A-3, 0.01s, 2/1/37	VMIG1	1,550,000	1,550,000

			1,550,000
Mississippi (0.9%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.01s, 12/1/30	VMIG1	1,700,000	1,700,000

			1,700,000
New Jersey (84.5%)

Bayonne, G.O. Bonds, AGM, 5s, 7/15/25	A2	199,000	199,748

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,473,070

Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds (Cooper Hlth. Syst. Oblig. Group), 5s, 2/15/35	BBB+	250,000	266,478

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,676,974
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,178,630
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,193,960

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5s, 3/1/19	AA+	1,500,000	1,689,555

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s, 11/1/28	AAA	2,000,000	2,451,940
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	4,604,760

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	Aa2	2,310,000	2,530,905
5s, 4/1/23	Aa2	500,000	550,500

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5 3/8s, 10/1/21	AA	1,720,000	2,050,636

Middletown Twp., Board of Ed. G.O. Bonds, 5s, 8/1/27	AA	1,500,000	1,739,160

Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aaa	1,150,000	1,247,417

New Brunswick, Pkg. Auth. Rev. Bonds (City Gtd. Pkg.)
5s, 9/1/30	A+	250,000	280,665
5s, 9/1/29	A+	250,000	283,190

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5s, 7/1/32	A1	1,250,000	1,382,125

NJ State G.O. Bonds, 5s, 6/1/27 (Prerefunded 6/1/17)	A2	1,500,000	1,613,250

NJ State Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	770,085
(Ashland School, Inc.), 6s, 10/1/33	BBB	1,000,000	1,127,300
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BB+	800,000	798,240
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,720,996
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	200,000	204,176
(School Facs. Construction), Ser. AA, 5 1/4s, 12/15/33	A3	1,105,000	1,145,123
(School Facs. Construction), Ser. AA, U.S. Govt. Coll., 5 1/4s, 12/15/33 (Prerefunded 6/15/19)	AAA/P	395,000	453,199
Ser. WW, 5 1/4s, 6/15/32	A3	1,000,000	1,026,090
(Provident Group-Rowan Properties, LLC), Ser. A, 5s, 1/1/35	Baa3	750,000	787,598
(School Fac. Construction), Ser. Y, 5s, 9/1/33 (Prerefunded 9/1/18)	A3	500,000	510,155
(School Fac.), Ser. U, AGM, 5s, 9/1/32 (Prerefunded 9/1/17)	AA	1,000,000	1,086,270
(Seeing Eye, Inc.), 5s, 6/1/32	A	2,015,000	2,233,366
(NYNJ Link Borrower, LLC), AGM, 5s, 1/1/31	AA	1,150,000	1,243,403
(School Fac. Construction), Ser. P, U.S. Govt. Coll., 5s, 9/1/30 (Prerefunded 9/1/15)	A3	2,040,000	2,040,000
(United Methodist Homes), Ser. A, 5s, 7/1/29	BBB-/F	500,000	525,455
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	AA-	1,000,000	1,011,210
5s, 6/15/26	Baa1	2,000,000	2,086,260
(School Facs. Construction), Ser. NN, 5s, 3/1/25	A3	3,000,000	3,129,420
(Middlesex Wtr. Co., Inc.), Ser. A, 5s, 10/1/23	A+	1,500,000	1,761,930

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4 3/4s, 6/15/32	Baa3	1,000,000	1,037,490

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36 (Prerefunded 11/15/16)	BB-/P	200,000	211,700

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,500,000	3,937,360
Ser. B, 5.6s, 11/1/34	A1	500,000	554,300
Ser. D, 4 7/8s, 11/1/29	A1	700,000	745,395

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, U.S. Govt. Coll., 7 1/2s, 12/1/32 (Prerefunded 6/1/19)	AAA/P	500,000	613,955
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,824,317
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	537,720
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2	1,000,000	1,053,210
(Ramapo College of NJ), Ser. B, 5s, 7/1/37	A2	820,000	883,247
(Rider U.), Ser. A, 5s, 7/1/37	Baa2	500,000	523,090
(The College of NJ), Ser. G, 5s, 7/1/30(FWC)	A2	1,000,000	1,121,600
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	A3	1,000,000	1,078,900
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	A2	2,000,000	2,175,060
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa2	1,000,000	1,047,110
(College of NJ), Ser. D, AGM, 5s, 7/1/26 (Prerefunded 7/1/18)	AA	1,000,000	1,089,550
(College of NJ), Ser. D, AGM, 5s, 7/1/25 (Prerefunded 7/1/18)	AA	1,500,000	1,636,935
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,672,545
(Montclair State U.), Ser. D, 5s, 7/1/22	A1	1,000,000	1,163,490

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,906,923
Ser. 2, 5s, 12/1/26	Aa3	555,000	601,737
Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,820,675
Ser. A, 5s, 6/1/18	AA	2,000,000	2,175,340

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	AA	4,125,000	4,699,235
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	1,000,000	1,110,740
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	2,949,400
(Chilton Memorial Hosp.), U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	AAA/P	2,000,000	2,335,320
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,553,190
(Barnabas Hlth.), Ser. A, 5 5/8s, 7/1/32	A3	2,000,000	2,286,740
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	AA	1,000,000	1,072,110
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	A3	1,425,000	1,541,337
(South Jersey Hosp., Inc.), 5s, 7/1/46	A2	2,980,000	3,030,958
(South Jersey Hosp., Inc.), U.S. Govt. Coll., 5s, 7/1/46 (Prerefunded 7/1/16)	AAA/P	75,000	77,906
(Hunterdon Med. Ctr.), 5s, 7/1/45	A-	1,000,000	1,082,990
(Barnabas Hlth. Oblig. Group), 5s, 7/1/44	A3	1,000,000	1,079,110
(Robert Wood Johnson U. Hosp.), Ser. A, 5s, 7/1/39	A2	1,000,000	1,102,640
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,527,255
(Hunterdon Med. Ctr.), Ser. B, U.S. Govt. Coll., 5s, 7/1/36 (Prerefunded 7/1/16)	A-	1,710,000	1,776,245
(Hackensack U. Med. Ctr.), 5s, 1/1/34	A3	750,000	805,065
(St. Lukes Warren Hosp.), 5s, 8/15/31	A3	1,000,000	1,093,860
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A3	1,000,000	1,058,960
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	545,355
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,550,205
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	1,075,710
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,664,410
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,606,680

NJ State Hlth. Care Fac. Fin. Auth. VRDN
(Virtua Hlth.), Ser. C, 0.01s, 7/1/43	A-1	2,665,000	2,665,000
(Compensation Program), Ser. A-4, 0.01s, 7/1/27	VMIG1	1,170,000	1,170,000

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	AA	285,000	291,244
Ser. A, 4.2s, 11/1/32	AA-	1,000,000	1,013,240

NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	AA-	190,000	193,906
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,188,580
Ser. A, 5s, 1/1/33	A+	1,000,000	1,125,150
Ser. F, 5s, 1/1/26	A+	565,000	650,044
Ser. A, 5s, 1/1/24	A+	1,000,000	1,172,430

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5 7/8s, 12/15/38	A3	1,350,000	1,473,971
(Trans. Syst.), Ser. B, 5 1/4s, 6/15/36	A3	1,000,000	1,025,970
(Trans. Syst.), Ser. D, 5 1/4s, 12/15/23	A3	2,000,000	2,148,400
Ser. A, 5 1/4s, 12/15/22	A3	1,000,000	1,074,970
(Trans. Syst.), Ser. A, AGM, AMBAC, 5s, 12/15/32	AA	2,500,000	2,496,950
(Trans. Syst.), Ser. A, AMBAC, 5s, 12/15/27	A3	2,475,000	2,557,319
(Trans. Syst.), Ser. A, zero %, 12/15/33	A3	5,000,000	1,736,100
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A3	2,400,000	1,538,184

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	635,984
zero %, 12/15/26	Aa3	1,000,000	656,840

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	2,000,000	2,150,120

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	A2	1,130,000	1,208,863

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,406,900

Ocean Cnty., G.O. Bonds, Ser. A
4s, 8/1/22	Aaa	500,000	563,555
4s, 8/1/21	Aaa	1,000,000	1,122,230

Rutgers State U. Rev. Bonds, Ser. F, 5s, 5/1/30	Aa3	1,000,000	1,117,760

Rutgers State U. VRDN, Ser. A, 0.01s, 5/1/18	VMIG1	1,665,000	1,665,000

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5s, 12/1/23	Baa3	350,000	379,211

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	877,245

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B3	2,000,000	1,514,020
Ser. 1A, 4 3/4s, 6/1/34	B3	1,500,000	1,123,725
zero %, 6/1/41	A-	5,000,000	1,260,700

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,500,000	1,610,325

Woodbridge Twp., Board of Ed. G.O. Bonds, 4 1/2s, 7/15/26	A2	1,000,000	1,131,510

			162,055,755
New York (5.4%)

NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,773,828

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,160,320

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	280,000	280,028
Ser. 93rd, 6 1/8s, 6/1/94	Aa3	5,000,000	6,043,900

			10,258,076
Pennsylvania (0.8%)

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3 1/2s, 12/1/35	Baa3	700,000	704,242

Delaware River Port Auth. PA & NJ Rev. Bonds, 5s, 1/1/28	A	750,000	867,555

			1,571,797
Puerto Rico (1.1%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	AA-	1,000,000	983,900

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	CCC-	225,000	87,188
Ser. A, 5 3/8s, 8/1/39	CCC-	1,215,000	467,775
Ser. C, 5 3/8s, 8/1/36	CCC-	365,000	140,525
Ser. C, 5 1/4s, 8/1/41	CCC-	565,000	216,113
Ser. C, 5 1/4s, 8/1/40	Caa3	450,000	284,625

			2,180,126
Texas (0.6%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	1,200,000	1,200,000

			1,200,000
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	499,977
Ser. A-1, 5s, 10/1/39	Baa2	525,000	555,282
Ser. A, 5s, 10/1/25	Baa2	450,000	500,598

			1,555,857
TOTAL INVESTMENTS

Total investments (cost $175,086,386)(b)			$188,582,930

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $191,716,952.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $174,997,945, resulting in gross unrealized appreciation and depreciation of $14,953,352 and $1,368,367, respectively, or net unrealized appreciation of $13,584,985.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	18.2%
	Local debt	12.5
	State debt	12.0
	Education	10.0
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	11.7%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$188,582,930	$—

Totals by level	$—	$188,582,930	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015